Valuation of derivatives, interest cost from labor obligations and other financial items, net	12 Months Ended
Dec. 31, 2024
Valuation of derivatives, interest cost from labor obligations and other financial items, net [Abstract]
Valuation of derivatives, interest cost from labor obligations and other financial items, net
Note 22. Valuation of derivatives, interest cost from labor obligations and other financial items, net

For the years ended December 31, 2022, 2023 and 2024, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2022		2023		2024

Loss in valuation of derivatives, net (Note 7)	Ps.	(28,639,687)	Ps.	(10,268,520)	Ps.	(2,141,802)
Capitalized interest expense (Note 10 c)		1,514,654		1,442,077		1,622,958
Commissions		(1,061,278)		(1,190,435)		(1,787,308)
Interest cost of labor obligations (Note 18)		(12,376,939)		(13,573,881)		(14,116,698)
Contractual earn-out from business combination (Note 4)		4,271,250		2,206,671		14,856
Interest expense on taxes		(190,822)		(220,983)		(938,834)
Recognized dividend income (1) (Note 4)		6,155,993		4,551,827		2,779,138
Loss on exchange of KPN shares (Note 4)		—		—		(2,566,239)
Contractual compensation from business combination		—		(647,013)		—
Loss from the acquisition of Claro Chile, SpA (Note 12 a)		—		—		(781,355)
Impairment to notes receivable from joint venture (Note 12 b)		—		(12,184,562)		(4,594,792)
Recycling valuation of VTR Bonds (Note 12 a)		—		—		4,674,598
Impairment of joint venture (Note 12 b)		—		(4,677,782)		—
Allowance of doubtful accounts (2)		—		(1,051,288)		(1,324,469)
Gain on net monetary positions		11,538,061		9,321,480		27,387,169
Other financial cost (3)		(327,451)		(522,259)		(2,608,382)

Total	Ps.	(19,116,219)	Ps.	(26,814,668)	Ps.	5,618,840

(1)	Dividend received during 2022, 2023 and 2024 by, Ps. 5,426,370, Ps. 4,590,313, and Ps. 2,779,138 respectively.
(2)	This figure is related to certain uncollectible balances.
(3)	Excludes discontinued operations of Chile and Panama for the year ended 2022. (See note 2ac).